As filed with the Securities and Exchange Commission on January 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedules of Investments.

	Orinda SkyView Multi-Manager Hedged Equity Fund
	Schedule of Investments
	November 30, 2013 (Unaudited)

		Shares	Value
	COMMON STOCKS - 70.2%
	Consumer Discretionary - 14.2%
	Advance Auto Parts, Inc. *	9,000	$909,090
	Ascent Capital Group, Inc. ^	478	41,098
	BJ's Restaurants, Inc. ^*	8,145	241,418
	Black Diamond, Inc. ^*	25,203	336,460
	Cato Corp.	4,810	163,732
	CEC Entertainment, Inc. ^*	3,472	166,482
	Chico's FAS, Inc. *	52,890	988,514
	Chuy's Holdings, Inc. ^	8,221	286,420
	Columbia Sportswear Co. *	2,432	168,757
	Cooper Tire & Rubber Co.	10,000	246,000
	Deckers Outdoor Corp. ^	19,822	1,638,090
	DIRECTV ^*	32,600	2,155,186
	Discovery Communications, Inc. ^	2,950	257,447
	Family Dollar Stores, Inc. *	7,800	544,206
	Famous Dave's of America, Inc. ^*	9,440	189,461
	Francesca's Holdings Corp. ^*	87,604	1,718,791
	Gentex Corp. *	6,267	186,819
	Hasbro, Inc. *	3,157	169,910
	HomeAway, Inc. ^	12,834	468,441
	ITT Educational Services, Inc. ^*	4,071	158,728
	Las Vegas Sands Corp. *	2,336	167,445
	Lear Corp. *	2,662	220,706
	LKQ Corp. ^*	39,221	1,300,176
	Murphy USA, Inc. ^*	614	27,784
	National CineMedia, Inc. *	68,930	1,285,545
	Pacific Sunwear of California, Inc. ^	150,000	436,500
	Radioshack Corp.	50,000	145,500
	RetailMeNot, Inc. ^	11,249	322,509
	Ruby Tuesday, Inc. ^*	49,782	350,963
	Scientific Games Corp. ^*	69,240	1,242,858
	Shutterfly, Inc. ^	16,180	764,181
	Sonic Corp. ^*	9,004	178,189
	Starz ^*	5,655	159,923
	Stein Mart, Inc. *	11,415	168,257
	Target Corp. *	13,500	863,055
	Twenty First Century Fox, Inc.	6,686	223,914
	Under Armour, Inc. ^*	10,727	865,669
	Xueda Education Group - ADR †*	135,585	766,055
			20,524,279
	Consumer Staples - 2.2%
	Archer Daniels Midland Co. *	3,791	152,588
	CVS Caremark Corp. *	24,600	1,647,216
	Diamond Foods, Inc. ^	20,000	494,800
	Herbalife Ltd. †	2,406	167,650
	Omega Protein Corp. ^*	17,827	241,556
	Orchids Paper Products Co.	5,296	173,391
	The Fresh Market, Inc. ^*	8,643	351,856
			3,229,057
	Energy - 3.1%
	Berry Pete Co. *	3,293	165,704
	ConocoPhillips *	2,251	163,873
	Core Laboratories NV †*	4,158	757,338
	Dril-Quip, Inc. ^*	7,751	841,448
	Equal Energy Ltd. †	33,984	171,619
	Exterran Holdings, Inc. ^*	5,869	190,860
	Geospace Technologies Corp. ^	8,180	713,869
	Northern Oil and Gas, Inc. ^	9,748	155,481
	Occidental Petroleum Corp. *	1,675	159,058
	TransGlobe Energy Corp. ^†*	17,830	156,191
	Whiting Petroleum Corp. ^*	3,066	185,186
	World Fuel Services Corp. *	20,590	790,656
			4,451,283
	Financials - 8.5%
	Affiliated Managers Group, Inc. ^*	3,714	743,729
	Allied World Assurance Co. Holdings, AG †*	1,558	175,509
	AmTrust Financial Services, Inc. *	4,044	169,080
	Axis Capital Holdings Ltd. †*	3,626	178,145
	Berkshire Hathaway, Inc. - Class B ^*	9,000	1,048,770
	BofI Holding, Inc. ^*	13,822	1,132,851
	CNO Financial Group, Inc. *	14,340	242,633
	Discover Financial Services *	3,130	166,829
	Everest Re Group Ltd. †*	1,185	185,844
	Firstbank Corp. *	7,971	158,145
	First Merchants Corp.	4,532	96,033
	FirstService Corp. ^†*	8,164	339,541
	FXCM, Inc. *	12,870	214,414
	Greenlight Capital Re Ltd. ^†*	45,265	1,539,463
	HCI Group, Inc. *	4,600	229,034
	Lincoln National Corp.	3,352	172,058
	MetroCorp Bancshares, Inc. *	189	2,708
	MutualFirst Financial, Inc. *	10,185	177,626
	Nelnet, Inc. *	3,948	177,660
	Oak Ridge Financial Services, Inc. ^*	16,674	112,216
	Parke Bancorp, Inc. ^*	9,425	83,694
	Portfolio Recovery Associates, Inc. ^*	7,851	458,498
	Regional Management Corp. ^	14,000	470,820
	RenaissanceRe Holdings Ltd. †*	1,747	165,441
	Shore Bancshares, Inc. ^*	23,733	215,970
	Signature Bank ^*	14,516	1,542,325
	Summit Financial Group, Inc. ^*	13,131	121,330
	Third Point Reinsurance Ltd. ^†	26,572	442,690
	Virtus Investment Partners, Inc. ^*	6,880	1,429,664
	VSB Bancorp, Inc. *	3,937	40,846
			12,233,566
	Health Care - 6.2%
	ABIOMED, Inc. ^*	49,600	1,418,064
	Affymetrix, Inc. ^*	46,058	391,032
	Alere, Inc. ^*	25,960	849,411
	Align Technology, Inc. ^*	14,404	787,035
	BioMarin Pharmaceutical, Inc. ^*	10,813	761,019
	Celgene Corp. ^*	1,168	188,947
	Endo Health Solutions, Inc. ^*	3,607	242,354
	ExamWorks Group, Inc. ^	32,859	969,669
	Illumina, Inc. ^	1,750	171,500
	Insulet Corp. ^	23,247	860,604
	Isis Pharmaceuticals, Inc. ^	5,116	198,296
	Masimo Corp. ^*	15,345	439,327
	McKesson Corp.	1,031	171,033
	Natus Medical, Inc. ^	7,732	178,068
	Nymox Pharmaceutical Corp. ^†	27,575	193,301
	Onconova Therapeutics, Inc. ^	18,707	274,432
	PDL BioPharma, Inc.	17,724	173,164
	Puma Biotechnology, Inc. ^	10,966	545,997
	Shire PLC - ADR †*	1,219	165,552
			8,978,805
	Industrials - 12.8%
	51job, Inc. - ADR ^†	5,006	368,842
	ABM Industries, Inc. *	5,812	161,632
	Advisory Board Co. ^*	12,772	826,604
	AerCap Holdings NV ^†*	9,095	191,268
	Aerovironment, Inc. ^	7,644	230,619
	Alamo Group, Inc. *	3,488	204,780
	Alliant Techsystems, Inc. *	2,372	287,558
	ARC Document Solutions, Inc. ^*	32,332	278,379
	Barrett Business Services, Inc. *	2,687	227,105
	Blount International, Inc. ^*	30,000	434,700
	Delta Air Lines, Inc. ^*	5,936	172,025
	DXP Enterprises, Inc. ^*	1,719	168,428
	Echo Global Logistics, Inc. ^*	60,889	1,253,096
	Elbit Systems Ltd. †*	3,669	203,116
	Enphase Energy, Inc. ^	13,606	98,643
	ESCO Technologies, Inc. *	15,520	528,611
	Flowserve Corp.	2,333	166,530
	Generac Holdings, Inc. *	4,621	246,114
	Graco, Inc. *	16,588	1,281,091
	H & E Equipment Services, Inc. ^*	10,263	292,803
	Huron Consulting Group, Inc. ^*	8,745	519,803
	IHS, Inc. ^*	9,110	1,042,457
	Korn Ferry International ^*	10,371	240,192
	Manpower, Inc. *	2,110	168,652
	Masco Corp.	7,847	175,930
	MasTec, Inc. ^*	37,280	1,179,912
	NN, Inc.	6,022	120,139
	Northrop Grumman Corp. *	2,029	228,628
	Owens Corning, Inc. ^*	11,400	446,424
	PGT, Inc. ^*	13,995	139,950
	Rexnord Corp. ^	9,873	240,013
	Smith (A.O.) Corp. *	3,960	214,434
	SolarCity Corp. ^	1,130	59,076
	Spirit Aerosystems Holdings, Inc. ^	5,258	171,621
	Spirit Airlines, Inc. ^	3,725	170,866
	Stantec, Inc. ^†	2,736	177,621
	Star Bulk Carriers Corp. ^†*	16,774	159,688
	The Brink's Co.	5,170	173,350
	The Middleby Corp. ^*	1,553	342,964
	TransDigm Group, Inc. *	8,117	1,270,473
	Trinity Industries, Inc. *	5,137	266,662
	US Airways Group, Inc. ^	7,219	169,502
	WageWorks, Inc. ^	6,476	371,075
	Waste Connections, Inc. ^*	15,757	692,363
	Wesco Aircraft Holdings, Inc. ^	30,020	626,818
	Xylem, Inc. *	44,300	1,531,008
			18,521,565
	Information Technology - 21.3%
	Advent Software, Inc. *	5,074	178,351
	Alliance Data Systems Corp. ^*	1,012	245,167
	Ambarella, Inc. ^†	25,055	621,364
	ANSYS, Inc. ^*	4,700	402,649
	Apple, Inc.	989	549,953
	Arrow Electronics, Inc. ^*	3,421	175,634
	Baidu, Inc. - ADR ^†	2,395	398,935
	Brightcove, Inc. ^*	49,240	700,685
	Brocade Communications Systems, Inc. ^*	28,750	252,713
	Cardtronics, Inc. ^*	23,980	1,021,308
	China Mobile Games & Entertainment Group - ADR †	16,650	302,697
	Cognex Corp.	10,582	348,677
	Concur Technologies, Inc. ^*	2,514	244,084
	Envestnet, Inc. ^*	45,474	1,807,591
	Euronet Worldwide, Inc. ^*	3,703	179,410
	Fabrinet ^†*	26,043	515,651
	Facebook, Inc. ^	7,810	367,148
	FARO Technologies, Inc. ^*	8,293	452,300
	First Solar, Inc. ^	2,642	158,044
	Fleetmatics Group PLC ^†	10,586	409,678
	Gartner, Inc. ^	2,695	174,232
	Google, Inc. ^	1,016	1,076,543
	Hittite Microwave Corp. ^*	5,073	320,766
	Hollysys Automation Technologies Ltd. ^†	22,091	419,508
	Informatica Corp. ^*	32,060	1,244,249
	InterDigital, Inc. ^*	8,464	286,845
	International Rectifier Corp. ^*	50,500	1,208,970
	InvenSense, Inc. ^	5,951	102,893
	IPG Photonics Corp. *	13,058	946,966
	LG Display Co. Ltd. - ADR †	37,431	433,825
	Liquidity Services, Inc. ^*	28,220	653,857
	National Instruments Corp. *	21,660	677,092
	NCR Corp. ^*	28,450	994,328
	Newport Corp. ^	42,470	728,361
	Orbotech Ltd. ^†	13,132	183,717
	OSI Systems, Inc. ^	8,180	627,406
	Pandora Media, Inc. ^	12,300	349,320
	PC Connection, Inc. ^	8,084	175,665
	Plantronics, Inc.	27,760	1,241,705
	Polycom, Inc. ^*	39,740	427,205
	RealPage, Inc. ^*	35,817	802,659
	Responsys, Inc. ^	26,550	448,961
	Rovi Corp. ^*	52,120	959,008
	Rudolph Technologies, Inc. ^	28,262	317,948
	SanDisk Corp. ^*	2,747	187,208
	ServiceSource International, Inc. ^*	68,671	666,795
	Solera Holdings, Inc. *	9,610	641,468
	SPS Commerce, Inc. ^	4,077	268,144
	Stamps.com, Inc. ^	14,226	655,392
	Stratasys Ltd. ^†	3,802	447,762
	Supertex, Inc.	6,353	164,860
	Tableau Software, Inc. ^	1,239	81,204
	Taiwan Semiconductor - ADR †	54,995	975,061
	The Ultimate Software Group, Inc. ^*	5,498	861,482
	TiVo, Inc. ^*	18,122	232,505
	VeriFone Systems, Inc. ^*	37,701	965,523
	WebMD Health Corp. ^	4,564	176,490
	XO Group, Inc. ^*	12,759	199,934
			30,657,896
	Materials - 1.1%
	Avery Dennison Corp. *	3,525	172,373
	Domtar Corp. *	1,900	162,469
	Methanex Corp. †*	3,593	220,610
	Monsanto Co.	5,691	644,961
	Packaging Corporation of America	2,588	158,541
	Schulman (A.), Inc. *	4,817	164,741
			1,523,695
	Telecommunication Services - 0.3%
	Inteliquent, Inc. *	25,221	292,311
	nTelos Holdings Corp. *	8,601	184,148
			476,459
	Utilities - 0.5%
	ITC Holdings Corp. *	7,160	647,837
	TOTAL COMMON STOCKS (Cost $75,924,965)		101,244,442

	EXCHANGE-TRADED FUNDS - 0.5%
	Market Vectors Gold Miners	11,379	253,524
	ProShares VIX Short-Term Futures ^*	15,000	456,450
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,019,311)		709,974

	PURCHASED OPTIONS - 2.7%	Contracts
	Call Options - 2.6%
	American Eagle Outfitters
	Expiration: May 2014, Exercise Price: $12.00	250	111,250
	Apple, Inc.
	Expiration: January 2014, Exercise Price: $475.00	100	821,500
	Chipotle Mexican Grill, Inc.
	Expiration: December 2013, Exercise Price: $540.00	10	4,500
	Diamond Foods, Inc.
	Expiration: January 2014, Exercise Price: $22.00	135	43,875
	Gamestop, Inc.
	Expiration: January 2014, Exercise Price: $55.00	500	36,500
	General Motors Corp.
	Expiration: January 2014, Exercise Price: $33.00	200	120,000
	Expiration: January 2015, Exercise Price: $30.00	200	207,000
	Liquidity Services, Inc.
	Expiration: March 2014, Exercise Price: $30.00	74	3,700
	Radioshack Corp.
	Expiration: April 2014, Exercise Price: $3.00	2,000	102,000
	Expiration: April 2014, Exercise Price: $4.00	8,000	208,000
	Safeway, Inc.
	Expiration: December 2013, Exercise Price: $27.00	800	648,000
	Expiration: January 2014, Exercise Price: $24.00	250	277,500
	Expiration: January 2014, Exercise Price: $26.00	1,000	905,000
	Sears, Roebuck & Co.
	Expiration: January 2014, Exercise Price: $62.92	250	118,750
	Select Comfort Corp.
	Expiration: December 2013, Exercise Price: $25.00	250	1,875
	Tile Shop Holdings, Inc.
	Expiration: February 2014, Exercise Price: $12.50	250	125,000
	Verifone Holdings, Inc.
	Expiration: January 2014, Exercise Price: $30.00	37	1,110
	Expiration: January 2014, Exercise Price: $35.00	100	500
	Expiration: January 2015, Exercise Price: $32.00	32	7,360
	Vertex Pharmaceuticals, Inc.
	Expiration: January 2014, Exercise Price: $60.00	35	36,750
	Expiration: January 2014, Exercise Price: $80.00	6	780
	Total Call Options		3,780,950

	Put Options - 0.1%
	S&P 500 Index
	Expiration: December 2013, Exercise Price: $1,625.00	90	14,850
	Expiration: December 2013, Exercise Price: $1,650.00	225	46,125
	Tesla Motors, Inc.
	Expiration: January 2014, Exercise Price: $40.00	24	168
	Total Put Options		61,143
	TOTAL PURCHASED OPTIONS (Cost $4,487,675)		3,842,093

	SHORT-TERM INVESTMENTS - 38.6%
	MONEY MARKET FUNDS - 38.6%
	Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% +	55,695,891	55,695,891
	TOTAL SHORT-TERM INVESTMENTS (Cost $55,695,891)		55,695,891
	TOTAL INVESTMENTS (Cost $137,127,842) - 112.0%		161,492,400
	Liabilities in Excess of Other Assets - (12.0)%		(17,269,266)
	TOTAL NET ASSETS - 100.0%		$144,223,134

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of November 30, 2013.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

	Orinda SkyView Multi-Manager Hedged Equity Fund
	Schedule of Securities Sold Short
	November 30, 2013 (Unaudited)

		Shares	Value
	COMMON STOCKS - 28.4%
	Consumer Discretionary - 6.6%
	Aeropostale, Inc.	9,623	$99,309
	Ambow Education Holding Ltd. - ADR †~	52,611	49,539
	Bassett Furniture Industries, Inc.	6,636	104,650
	Big Lots, Inc.	704	26,984
	Blue Nile, Inc.	26,937	1,240,718
	Brunswick Corp.	3,780	172,746
	Buckle, Inc.	6,000	318,360
	Cache, Inc.	19,123	100,300
	Carnival Corp.	2,869	103,600
	Carrols Restaurant Group, Inc.	44,746	299,798
	Chipotle Mexican Grill, Inc.	1,000	523,860
	Christopher & Banks Corp.	27,528	172,601
	Conn's, Inc.	11,124	671,111
	Family Dollar Stores, Inc.	1,472	102,701
	Francesca's Holdings Corp.	5,100	100,062
	Fred's, Inc.	42,260	733,634
	Fuel Systems Solutions, Inc.	13,081	178,686
	Ignite Restaurant Group, Inc.	5,985	73,915
	iRobot Corp.	12,386	411,339
	Leapfrog Enterprises, Inc.	12,007	103,380
	MakeMyTrip Ltd. †	7,118	113,603
	Panera Bread Co.	639	113,033
	ReachLocal, Inc.	27,467	347,458
	Select Comfort Corp.	5,402	114,036
	Tesla Motors, Inc.	2,871	365,421
	Valassis Communications, Inc.	40,961	1,202,615
	Vitamin Shoppe, Inc.	24,197	1,313,171
	Yum Brands, Inc.	1,453	112,869
	Zagg, Inc.	45,611	193,391
			9,462,890
	Consumer Staples - 1.3%
	Boulder Brands, Inc.	20,420	312,630
	Central Garden & Pet Co.	13,345	104,358
	Green Mountain Coffee Roasters, Inc.	10,881	733,162
	USANA Health Sciences, Inc.	9,205	672,978
			1,823,128
	Energy - 1.1%
	Amyris, Inc.	29,670	82,483
	Clean Energy Fuels Corp.	14,152	176,758
	Consol Energy, Inc.	2,820	100,336
	Forest Oil Corp.	20,381	90,084
	Green Plains Renewable Energy, Inc.	2,016	34,836
	Ion Geophysical Corp.	19,476	75,177
	Kior, Inc.	62,487	147,469
	Nuverra Environmental Solutions, Inc.	22,255	38,279
	PDC Energy, Inc.	1,665	98,085
	Renewable Energy Group, Inc.	28,035	318,758
	Solazyme, Inc.	13,743	123,137
	Southwestern Energy Co.	2,684	103,763
	Willbros Group, Inc.	16,887	148,099
			1,537,264
	Financials - 1.7%
	Calamos Asset Management, Inc.	70,076	777,143
	FXCM, Inc.	5,898	98,261
	GFI Group, Inc.	29,235	110,508
	Greenhill & Co., Inc.	1,883	103,019
	Hallmark Financial Services, Inc.	10,840	102,980
	Howard Hughes Corp.	871	99,399
	ICG Group, Inc.	5,644	97,020
	National Interstate Corp.	3,510	100,877
	Protective Life Corp.	13,270	636,695
	Radian Group, Inc.	11,540	164,560
	Stewart Information Services Corp.	3,121	99,435
	ViewPoint Financial Group, Inc.	4,460	113,195
			2,503,092
	Health Care - 3.0%
	Abaxis, Inc.	17,230	619,935
	Achillion Pharmaceuticals, Inc.	111	384
	AdCare Health Systems, Inc.	20,936	80,813
	Agenus, Inc.	24,747	65,332
	Allscripts Healthcare Solutions, Inc.	6,748	100,815
	Arena Pharmaceuticals, Inc.	17,846	116,356
	Atossa Genetics, Inc.	18,918	43,701
	BioMarin Pharmaceutical, Inc.	1,639	115,353
	Bioscrip, Inc.	11,242	76,558
	Cepheid, Inc.	2,113	95,972
	Dentsply International, Inc.	6,870	326,737
	Genmark Diagnostics, Inc.	2,259	26,882
	Hologic, Inc.	4,903	109,778
	Idenix Pharmaceuticals, Inc.	22,944	123,209
	Kalobios Pharmaceuticals, Inc.	15,650	66,356
	Luminex Corp.	5,264	103,016
	MannKind Corp.	93,460	466,365
	Mindray Medical International Ltd. - ADR †	3,730	148,491
	Organovo Holdings, Inc.	9,183	81,545
	Questcor Pharmaceuticals, Inc.	8,970	520,350
	Quidel Corp.	6,662	167,616
	RTI Surgical, Inc.	21,959	67,634
	Universal American Corp.	12,282	94,940
	Vertex Pharmaceuticals, Inc.	1,307	90,732
	Vivus, Inc.	39,893	399,728
	Volcano Corp.	5,074	115,535
	Xoma Corp.	20,327	97,163
			4,321,296
	Industrials - 4.0%
	Acacia Research Corp.	6,512	96,899
	Astec Industries, Inc.	2,889	105,737
	Beacon Roofing Supply, Inc.	2,472	91,909
	Brady Corp.	5,524	173,067
	Capstone Turbine Corp.	175,235	208,530
	China Ming Yang Wind Power Group Ltd. - ADR †	2,528	5,916
	C. H. Robinson Worldwide, Inc.	1,661	97,384
	Enphase Energy, Inc.	48,717	353,198
	ExOne Co.	4,420	236,028
	Fastenal Co.	1,986	92,409
	FuelCell Energy, Inc.	163,805	226,051
	Fuel Tech, Inc.	21,828	157,380
	Granite Construction, Inc.	3,196	99,875
	Healthcare Services Group, Inc.	17,900	518,921
	Hub Group, Inc.	2,642	99,418
	KEYW Holding Corp.	6,516	80,733
	Meritor, Inc.	23,980	191,121
	Mistras Group, Inc.	4,360	87,418
	PMFG, Inc.	12,421	95,269
	Revolution Lighting Technologies, Inc.	31,720	90,402
	SolarCity Corp.	11,115	581,092
	Stanley Black & Decker, Inc.	1,301	105,888
	Sterling Construction Co., Inc.	4,212	51,260
	TAL International Group, Inc.	3,560	194,518
	Tennant Co.	9,170	598,434
	Thermon Group Holdings, Inc.	18,315	527,472
	Timken Co.	3,054	158,075
	WESCO International, Inc.	4,670	401,527
	Woodward, Inc.	2,344	100,558
			5,826,489
	Information Technology - 9.4%
	Allot Communications Ltd. †	7,512	97,956
	Angie's List, Inc.	15,150	197,253
	AU Optronics Corp. - ADR †	103,400	320,540
	Ceva, Inc.	6,976	111,546
	Control4 Corp.	5,473	95,613
	Cray, Inc.	10,960	260,958
	Cypress Semiconductor Corp.	10,431	101,076
	Datalink Corp.	6,879	72,023
	DragonWave, Inc. †	104,105	125,967
	DTS, Inc.	53,107	1,189,066
	Entropic Communications, Inc.	21,795	108,103
	EZchip Semiconductor Ltd. †	10,473	252,085
	First Solar, Inc.	6,717	401,811
	FormFactor, Inc.	18,409	99,777
	Fusion-io, Inc.	8,976	90,119
	GT Advanced Technologies, Inc.	11,624	114,031
	Guidance Software, Inc.	11,346	104,951
	Guidewire Software, Inc.	2,178	103,956
	I.D. Systems, Inc.	17,287	107,525
	Intermolecular, Inc.	11,220	63,954
	InterXion Holding NV †	3,978	89,545
	Intevac, Inc.	9,116	60,348
	j2 Global, Inc.	3,928	188,426
	Jive Software, Inc.	18,227	202,137
	KongZhong Corp. - ADR †	17,102	133,909
	Lexmark International, Inc.	13,110	463,701
	Microsemi Corp.	3,993	97,549
	Millennial Media, Inc.	43,801	278,574
	NetGear, Inc.	4,099	131,619
	NetSuite, Inc.	1,032	99,155
	Nuance Communications, Inc.	10,457	141,379
	NVE Corp.	5,620	320,284
	Oclaro, Inc.	87,535	197,829
	Open Text Corp. †	9,070	777,208
	Parkervision, Inc.	22,623	94,564
	Peregrine Semiconductor Corp.	12,179	112,412
	Polycom, Inc.	41,780	449,135
	Quicklogic Corp.	38,507	128,613
	RealD, Inc.	16,252	145,618
	Renren, Inc. - ADR †	79,166	235,915
	Riverbed Technology, Inc.	5,678	98,229
	Rosetta Stone, Inc.	4,871	56,017
	Rubicon Technology, Inc.	33,174	337,711
	Seagate Technology PLC †	5,280	258,931
	Shanda Games Ltd. - ADR †	60,043	243,775
	Sigma Designs, Inc.	32,223	180,771
	Silver Spring Networks, Inc.	6,540	135,313
	Spark Networks, Inc.	11,780	65,968
	Support.com, Inc.	29,561	118,244
	Tangoe, Inc.	11,631	183,072
	Tremor Video, Inc.	20,632	95,939
	Twitter, Inc.	8,245	342,745
	Ubiquiti Networks, Inc.	7,170	282,498
	Ultratech, Inc.	4,095	108,354
	UniPixel, Inc.	5,738	73,848
	United Microelectronics Corp. - ADR †	238,442	479,268
	VeriFone Systems, Inc.	3,895	99,751
	VistaPrint NV †	17,483	1,002,388
	Web.com Group, Inc.	17,950	512,473
	Yume, Inc.	31,066	271,517
	Zynga, Inc.	58,683	255,271
			13,568,313
	Materials - 1.1%
	Agrium, Inc. †	1,127	101,509
	BioAmber, Inc.	1,289	8,353
	Century Aluminum Co.	11,251	101,259
	Compass Minerals International, Inc.	1,375	98,381
	FutureFuel Corp.	7,161	119,732
	LSB Industries, Inc.	3,033	97,299
	Molycorp, Inc.	18,553	88,683
	Nucor Corp.	2,120	108,247
	Sherwin-Williams Co.	2,400	439,272
	Silvercorp Metals, Inc. †	78,538	199,487
	Synalloy Corp.	6,350	102,299
	Tanzanian Royalty Exploration Corp. †	32,091	68,996
	Wausau Paper Corp.	8,674	105,302
			1,638,819
	Utilities - 0.2%
	Cadiz, Inc.	7,875	46,541
	Calpine Corp.	4,841	91,543
	FirstEnergy Corp.	2,533	82,652
			220,736
	TOTAL COMMON STOCKS (Proceeds $38,805,929)		40,902,027

	EXCHANGE-TRADED FUNDS - 1.9%
	Direxion Daily Small Cap Bear 3X Shares	2,500	45,650
	Direxion Daily Small Cap Bull 3X Shares	6,000	446,700
	iShares Russell 2000 Growth Index Fund	6,650	885,980
	iShares Russell 2000 Index Fund	4,222	479,239
	VelocityShares Daily Inverse VIX Short Term †	28,000	917,000
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,250,744)		2,774,569

	REITS - 0.1%
	CoreSite Realty Corp.	6,850	221,666
	TOTAL REITS (Proceeds $188,464)		221,666

	WARRANTS - 0.0%
	Magnum Hunter Corp. ~	2,160	0
	TOTAL WARRANTS (Proceeds $0)		0
	TOTAL SECURITIES SOLD SHORT (Proceeds $41,245,137) - 30.4%		$43,898,262

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of November 30, 2013, the value of these securities was $0.00 or 0.00% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Options Written
November 30, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Apple, Inc.
Expiration: January 2014, Exercise Price: $550.00	100	$230,000
Total Call Options		230,000

PUT OPTIONS
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,450.00	50	1,250
Expiration: December 2013, Exercise Price: $1,500.00	200	16,000
Expiration: December 2013, Exercise Price: $1,525.00	90	8,325
Total Put Options		25,575

TOTAL OPTIONS WRITTEN (Premiums received $1,068,756)		$255,575

	Orinda SkyView Macro Opportunities Fund
	Schedule of Investments
	November 30, 2013 (Unaudited)

		Shares	Value
	COMMON STOCKS - 62.6%
	Consumer Discretionary - 8.6%
	Amazon.com, Inc. ^	600	$236,172
	Bed Bath & Beyond, Inc. ^	800	62,424
	Comcast Corp. *	3,498	174,445
	D. R. Horton, Inc. *	8,948	177,886
	Ford Motor Co. ^*	8,878	151,636
	Intercontinental Hotels Group PLC - ADR †	10,000	311,500
	J.C. Penney, Inc. ^	10,000	101,900
	Lennar Corp. *	6,424	229,722
	Macy's, Inc. *	3,390	180,552
	Meritage Homes Corp. ^*	2,298	100,147
	Priceline.com, Inc. ^	75	89,425
	PulteGroup, Inc.	10,325	193,697
	Standard Pacific Corp. ^*	24,280	198,610
	Starbucks Corp.	600	48,876
	The Home Depot, Inc.	800	64,536
	The Ryland Group, Inc. *	3,813	150,690
	Time Warner Cable, Inc.	1,316	181,898
	Toyota Motor Corp. - ADR †	4,000	500,200
	Twenty First Century Fox, Inc.	2,400	80,376
			3,234,692
	Consumer Staples - 1.7%
	British American Tobacco PLC - ADR †	3,000	318,990
	Coca-Cola Co.	7,500	301,425
			620,415
	Energy - 7.7%
	Continental Resources, Inc. ^	400	43,004
	EOG Resources, Inc.	1,200	198,000
	Exxon Mobil Corp.	5,000	467,400
	GasLog Ltd. †	13,966	222,478
	Golar LNG Ltd. †*	6,039	219,397
	Helmerich & Payne, Inc. *	2,554	196,658
	Kinder Morgan, Inc. *	3,692	131,214
	Marathon Petroleum Corp. *	1,603	132,632
	PBF Energy, Inc. *	4,691	135,335
	Peabody Energy Corp.	10,000	182,000
	Phillips 66 *	1,910	132,955
	Pioneer Natural Resources Co.	500	88,875
	Rentech, Inc. *	5,792	10,484
	Spectra Energy Corp. *	3,793	127,255
	TransCanada Corp. †*	3,679	163,311
	Valero Energy Corp. *	2,987	136,566
	Western Refining, Inc. ^*	3,439	134,362
	Williams Companies, Inc. *	4,915	173,106
			2,895,032
	Financials - 5.7%
	American Express Co.	3,000	257,400
	American International Group, Inc. ^	1,600	79,600
	Capitol Federal Financial, Inc.	26,500	319,590
	Discover Financial Services *	3,200	170,560
	Fifth Third Bancorp *	7,442	151,221
	Harris & Harris Group, Inc. ^*	3,955	12,775
	Howard Hughes Corp. ^	600	68,472
	JPMorgan Chase & Co.	7,500	429,150
	KKR & Co. LP	20,000	474,600
	Medley Capital Corp. *	1,600	22,928
	PNC Financial Services Group, Inc. *	1,770	136,201
			2,122,497
	Health Care - 6.4%
	Alnylam Pharmaceuticals, Inc. ^*	2,996	183,355
	Arrowhead Research Corp. ^	14,927	122,849
	Biogen Idec, Inc. ^*	913	265,656
	Bristol-Myers Squibb Co.	1,600	82,208
	Compugen Ltd. ^†*	20,139	209,244
	Isis Pharmaceuticals, Inc. ^*	12,945	501,748
	Johnson & Johnson	3,000	283,980
	Pfizer, Inc.	10,000	317,300
	Regulus Therapeutics, Inc. ^*	19,661	123,668
	Tekmira Pharmaceuticals Corp. ^†*	21,991	179,227
	WellPoint, Inc. ^	1,600	148,608
			2,417,843
	Industrials - 7.3%
	Babcock & Wilcox Co. *	4,425	143,680
	Chart Industries, Inc. ^*	2,188	212,892
	Chicago Bridge & Iron Co. NV †	5,000	383,400
	Delta Air Lines, Inc. ^	400	11,592
	Emerson Electric Co.	6,000	401,940
	Expeditors International of Washington, Inc.	10,000	434,400
	JetBlue Airways Corp. ^	2,400	21,336
	Macquarie Infrastructure Co., LLC	3,200	174,496
	Precision Castparts Corp.	300	77,535
	Rockwell Automation, Inc. *	1,696	192,632
	Spirit Airlines, Inc. ^	1,600	73,392
	Trinity Industries, Inc. *	4,420	229,442
	United Parcel Service, Inc.	1,000	102,380
	US Airways Group, Inc. ^	4,800	112,704
	Wabtec Corp. *	2,340	161,460
			2,733,281
	Information Technology - 12.2%
	Alcatel-Lucent - ADR ^†	72,061	310,583
	Apple, Inc.	1,000	556,070
	Cisco Systems, Inc.	20,000	425,000
	Facebook, Inc. ^*	14,461	679,812
	FEI Co. *	1,762	160,430
	Google, Inc. ^*	371	393,108
	International Business Machines Corp.	2,500	449,200
	LinkedIn Corp. ^	400	89,612
	Qualcomm, Inc. *	13,523	995,022
	Salesforce.com, Inc. ^	1,800	93,762
	Synaptics, Inc. ^*	2,695	136,124
	Taiwan Semiconductor - ADR †*	4,702	83,367
	Yahoo, Inc. ^	5,300	195,994
			4,568,084
	Materials - 12.7%
	Agnico-Eagle Mines Ltd. †*	4,688	129,108
	Allied Nevada Gold Corp. ^*	74,455	247,191
	AuRico Gold, Inc. †*	17,250	67,793
	Barrick Gold Corp. †	35,000	577,150
	Celanese Corp. *	3,132	175,799
	Eldorado Gold Corp. †*	32,165	196,528
	Endeavour Silver Corp. ^†*	18,400	71,208
	First Majestic Silver Corp. ^†*	13,842	136,897
	Franco-Nevada Corp. †*	4,108	165,758
	Freeport-McMoRan Copper & Gold, Inc. ^	13,500	468,315
	Goldcorp, Inc. †*	11,838	265,881
	Hecla Mining Co.	55,796	164,598
	New Gold, Inc. ^†*	28,329	150,994
	Newmont Mining Corp. *	8,265	205,220
	Royal Gold, Inc. *	3,563	160,656
	Rubicon Minerals Corp. ^†	61,044	60,128
	Sigma Aldrich Corp.	1,995	172,049
	Silver Wheaton Corp. †*	10,778	225,691
	Stillwater Mining Co. ^*	19,849	222,904
	Taseko Mines Ltd. ^†	149,550	299,100
	The Mosaic Co.	10,000	479,000
	Yamana Gold, Inc. †	13,183	119,833
			4,761,801
	Telecommunication Services - 0.3%
	China Mobile Limited - ADR †	1,606	87,109
	SBA Communications Corp. ^	200	17,034
	T-Mobile US, Inc. ^	900	23,409
			127,552
	TOTAL COMMON STOCKS (Cost $22,222,814)		23,481,197

	REITS - 1.1%
	iStar Financial, Inc. ^	2,800	36,064
	Plum Creek Timber Co., Inc. *	3,998	174,873
	Weyerhaeuser Co. *	6,200	186,806
	TOTAL REITS (Cost $397,839)		397,743

		Principal
		Amount
	CORPORATE BONDS - 1.3%
	Harrah's Operating Company, Inc., 5.375%, 12/15/2013	250,000	250,000
	Taseko Mines Ltd., 7.750%, 04/15/2019 †	250,000	253,750
	TOTAL CORPORATE BONDS (Cost $490,666)		503,750

	EXCHANGE-TRADED FUNDS - 8.3%
	GreenHaven Continuous Commodity Index Fund ^*	2,123	54,773
	iShares Barclays MBS Bond Fund *	735	77,704
	iShares Floating Rate Note Fund *	1,591	80,552
	iShares iBoxx $ Investment Grade Corp. Bond Fund *	533	61,114
	iShares MSCI Emerging Markets Index Fund	10,000	423,500
	PIMCO Total Return ETF *	892	94,606
	PowerShares Emerging Markets Sovereign Debt Portfolio *	2,651	71,418
	PowerShares S&P 500 BuyWrite Portfolio *	3,095	65,057
	PowerShares S&P 500 Low Volatility *	4,039	132,722
	PowerShares Senior Loan *	2,581	64,060
	ProShares UltraShort S&P 500 ^	10,000	313,200
	SPDR DB International Government Inflation-Protected Bond *	794	46,973
	Sprott Physical Gold Trust Unit ^†*	20,711	214,359
	Sprott Physical Platinum & Palladium Trust ^†*	61,043	534,743
	Sprott Physical Silver Trust ^†*	26,161	206,933
	United States Natural Gas Fund LP ^	29,179	558,778
	WisdomTree Japan Hedged Equity Fund	2,000	100,620
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,344,903)		3,101,112

	CLOSED-END MUTUAL FUNDS - 3.8%
	Ares Capital Corp.	3,600	66,168
	Central Fund of Canada Ltd. †*	98,622	1,341,259
	PennantPark Investment Corp. *	1,500	18,255
	TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,506,194)		1,425,682

	PURCHASED OPTIONS - 0.1%	Contracts
	Call Options - 0.0%
	LinkedIn Corp.
	Expiration: January 2014, Exercise Price: $245.00	4	1,884
	Total Call Options		1,884

	Put Options - 0.1%
	Hewlett-Packard Co.
	Expiration: January 2014, Exercise Price: $15.00	250	500
	S&P 500 Index
	Expiration: December 2013, Exercise Price: $1,625.00	35	5,775
	Expiration: December 2013, Exercise Price: $1,650.00	75	15,375
	Total Put Options		21,650
	TOTAL PURCHASED OPTIONS (Cost $835,846)		23,534

	SHORT-TERM INVESTMENTS - 24.4%
	MONEY MARKET FUNDS - 24.4%
	Fidelity Institutional Government Portfolio - Class I, 0.01% +	9,155,094	9,155,094
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,155,094)		9,155,094
	TOTAL INVESTMENTS (Cost $37,953,356) - 101.6%		38,088,112
	Liabilities in Excess of Other Assets - (1.6)%		(581,938)
	TOTAL NET ASSETS - 100.0%		$37,506,174

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of November 30, 2013.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

	Orinda SkyView Macro Opportunities Fund
	Schedule of Securities Sold Short
	November 30, 2013 (Unaudited)

		Shares	Value
	COMMON STOCKS - 5.2%
	Financials - 1.0%
	China Life Insurance Co. Ltd. - ADR †	3,713	$178,967
	WestPac Banking Corp. - ADR †	6,090	182,822
			361,789
	Health Care - 1.0%
	Questcor Pharmaceuticals, Inc.	6,197	359,488

	Industrials - 1.0%
	Caterpillar, Inc.	2,115	178,929
	Joy Global, Inc.	3,362	190,155
			369,084
	Information Technology - 0.1%
	International Business Machines Corp.	200	35,936

	Materials - 1.4%
	BHP Billiton Ltd. - ADR †	2,127	145,104
	Rio Tinto PLC - ADR †	2,935	155,702
	Southern Copper Corp.	5,142	129,064
	Teck Resources Ltd. †	4,164	100,810
			530,680
	Telecommunication Services - 0.7%
	Crown Castle International Corp.	3,902	289,645
	TOTAL COMMON STOCKS (Proceeds $1,926,143)		1,946,622

	EXCHANGE-TRADED FUNDS - 7.1%
	iPath Goldman Sachs Crude †	32,517	709,521
	iShares FTSE China 25 Index	22,326	895,942
	iShares MSCI Australia Index	26,347	668,160
	iShares MSCI Brazil	3,582	168,175
	iShares MSCI Chile Capped ETF	4,725	224,390
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,657,253)		2,666,188

	REITS - 1.0%
	American Tower Corp.	4,497	349,732
	TOTAL REITS (Proceeds $332,189)		349,732

	U.S. GOVERNMENT NOTE/BOND - 3.1%
	United States Treasury Bonds	1,000,000	1,178,125
	TOTAL U.S. GOVERNMENT NOTE/BOND (Proceeds $1,318,657)		1,178,125
	TOTAL SECURITIES SOLD SHORT (Proceeds $6,234,242) - 16.4%		$6,140,667

	Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Macro Opportunities Fund
Schedule of Options Written
November 30, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Bristol-Myers Squibb Co.
Expiration: December 2013, Exercise Price: $54.00	16	$48
Yahoo, Inc.
Expiration: December 2013, Exercise Price: $37.00	24	2,400
Total Call Options		2,448

PUT OPTIONS
Starbucks Corp.
Expiration: December 2013, Exercise Price: $77.50	8	256
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,450.00	15	375
Expiration: December 2013, Exercise Price: $1,500.00	65	5,200
Expiration: December 2013, Exercise Price: $1,525.00	35	3,238
Total Put Options		9,069

TOTAL OPTIONS WRITTEN (Premiums received $347,256)		$11,517

Orinda SkyView Macro Opportunities Fund
Schedule of Open Futures Contracts
November 30, 2013 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Long Contracts
Bank Acceptance Futures	6	$1,393,911	March 2014	$201
BP Currency Futures	2	204,500	December 2013	1,789
Euro-Bobl Futures	4	681,034	December 2013	430
Euro-Bund Futures	2	385,113	December 2013	704
Euro Fx Currency Futures	1	169,838	December 2013	(1,165)
Euro-Schatz Futures	26	3,905,971	December 2013	443
Euro Stoxx 50	1	41,919	December 2013	2,825
Mexican Peso Futures	1	38,050	December 2013	(427)
MSCI Taiwan Index	1	29,640	December 2013	537
Nikkei 225 (SGX)	1	76,651	December 2013	5,512
SPI 200 Futures	1	121,268	December 2013	1,795
Swiss Franc Currency Futures	1	137,850	December 2013	4,029
S&P 500 E-Mini Futures	1	90,205	December 2013	6,113
90-Day Bank Bill Futures	4	863,798	December 2013	80
90-Day Bank Bill Futures	3	647,782	March 2014	370
90-Day Bank Bill Futures	4	863,443	June 2014	456
90-Day Euro Dollar Futures	13	3,238,625	December 2014	1,660
90-Day Sterling Futures	5	1,017,327	December 2013	(60)
90-Day Sterling Futures	16	3,254,299	March 2014	543
3-Month Euro Euribor Futures	9	3,049,977	March 2014	(422)
3-Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	6	1,655,560	March 2014	156
2-Year U.S. Treasury Note Futures	21	4,626,234	March 2014	625
5-Year U.S. Treasury Note Futures	6	725,531	March 2014	(767)
Total Long Contracts				$25,427

Short Contracts
Australian Dollar Currency Futures	(7)	$(636,440)	December 2013	$6,561
Australian 10-Year Bond Futures	(1)	(87,234)	December 2013	(403)
Australian 3-Year Bond Futures	(1)	(88,221)	December 2013	107
BP Currency Futures	(9)	(920,250)	December 2013	(27,556)
Canadian Dollar Currency Futures	(6)	(564,420)	December 2013	14,623
Copper Futures	(3)	(240,375)	March 2014	1,855
Euro Fx Currency Futures	(4)	(679,350)	December 2013	(15,261)
Japanese Yen Currency Futures	(7)	(854,088)	December 2013	24,243
Japanese Yen Currency Futures	(3)	(366,263)	March 2014	8,429
Long Gilt Futures	(3)	(534,878)	March 2014	(479)
90-Day Euro Dollar Futures	(1)	(248,300)	September 2015	(1,640)
90-Day Euro Dollar Futures	(1)	(247,813)	December 2015	(1,815)
90-Day Euro Dollar Futures	(1)	(247,225)	March 2016	(1,927)
90-Day Euro Dollar Futures	(1)	(246,600)	June 2016	(2,002)
90-Day Euro Dollar Futures	(1)	(245,925)	September 2016	(852)
90-Day Euro Dollar Futures	(1)	(245,200)	December 2016	(590)
90-Day Euro Dollar Futures	(1)	(244,513)	March 2017	(502)
90-Day Euro Dollar Futures	(1)	(243,800)	June 2017	(65)
10-Year U.S. Treasury Note Futures	(4)	(501,500)	March 2014	564
30-Year U.S. Treasury Bond Futures	(3)	(392,250)	March 2014	746
Total Short Contracts				$4,036

As of November 30, 2013, initial margin deposits of $169,286 have been pledged in connection with futures contracts.

Orinda Income Opportunities Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.9%
Financials - 0.9%
KKR Financial Holdings LLC	43,000	$411,940
TOTAL COMMON STOCKS (Cost $443,324)		411,940

REITS - 21.1%
Anworth Mortgage Asset Corp.	4,000	99,840
Apollo Commercial Real Estate Finance, Inc.	7,900	131,377
Arbor Realty Trust, Inc.	65,174	432,104
Ashford Hospitality Trust, Inc.	9,714	249,464
CBL & Associates Properties, Inc.	13,834	348,894
Commonwealth REIT	2,000	45,530
Cousins Properties, Inc.	3,000	75,180
DDR Corp.	1,400	35,021
Duke Realty Corp.	1,767	40,835
EPR Properties	13,698	394,091
FelCor Lodging Trust, Inc.	60,933	1,481,891
First Potomac Realty Trust	6,806	168,993
Glimcher Realty Trust	18,471	468,240
Independence Realty Trust, Inc.	62,900	526,473
iStar Financial, Inc.	114,320	2,688,099
Monmouth Real Estate Investment Corp.	4,275	107,153
Northstar Realty Finance Corp.	6,562	124,562
Preferred Apartment Communities, Inc.	74,924	585,156
PS Business Parks, Inc.	7,382	181,966
RAIT Financial Trust	47,787	1,157,718
Resource Capital Corp.	68,050	409,661
Sabra Health Care REIT, Inc.	1,926	46,860
Whitestone REIT	29,392	393,559
Winthrop Realty Trust	10,100	116,756
TOTAL REITS (Cost $10,318,621)		10,309,423

CONVERTIBLE PREFERRED STOCKS - 0.3%
Pebblebrook Hotel Trust	200	4,160
Sunstone Hotel Investors, Inc.	3,195	82,064
Taubman Centers, Inc.	3,590	77,436
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $163,055)		163,660

PREFERRED STOCKS - 45.2%
Alexandria Real Estate Equities, Inc.	1,000	22,550
Annaly Capital Management, Inc.	11,668	267,100
Apollo Commercial Real Estate Finance, Inc.	1,676	41,808
Arbor Realty Trust, Inc.	25,623	619,768
Brandywine Realty Trust	4,494	109,137
Campus Crest Communities, Inc.	56,318	1,422,030
CBL & Associates Properties, Inc.	10,000	225,950
Cedar Realty Trust, Inc.	34,752	805,899
Chesapeake Lodging Trust	18,545	461,400
Colony Financial, Inc.	22,249	562,788
Corporate Office Properties Trust	22,436	543,624
CubeSmart	2,150	54,632
DDR Corp.	24,877	543,492
Excel Trust, Inc.	38,118	979,251
Felcor Lodging Trust, Inc.	5,440	131,648
General Growth Properties, Inc.	28,893	631,601
Glimcher Realty Trust	18,797	449,342
Goldman Sachs Group, Inc.	6,047	144,765
Hersha Hospitality Trust	1,810	42,517
Hospitality Properties Trust	3,000	74,700
Hudson Pacific Properties, Inc.	372	9,843
Inland Real Estate Corp.	22,047	566,387
Investors Real Estate Trust	5,640	144,243
Kennedy-Wilson Holdings, Inc.	31,745	780,927
Kilroy Realty Corp.	985	22,566
Kite Realty Group Trust	37,537	953,064
LaSalle Hotel Properties	13,544	322,001
MFA Financial, Inc.	19,834	444,282
M/I Homes, Inc.	24,214	623,510
National Retail Properties, Inc.	37,729	766,901
Northstar Realty Finance Corp.	41,937	1,019,069
Pebblebrook Hotel Trust	2,255	57,480
Pennsylvania Real Estate Investment Trust	148,941	3,778,633
Regency Centers Corp.	1,000	22,930
Retail Properties of America, Inc.	14,338	318,160
Saul Centers, Inc.	1,291	28,802
SL Green Realty Corp.	10,200	226,440
STAG Industrial, Inc.	13,170	297,708
Summit Hotel Properties	47,442	1,250,136
Sun Communities, Inc.	7,900	189,600
Taubman Centers, Inc.	8,231	187,667
Terreno Realty Corp.	1,399	35,409
Urstadt Biddle Properties, Inc.	1,451	34,592
Winthrop Realty Trust	69,314	1,878,409
TOTAL PREFERRED STOCKS (Cost $22,133,783)		22,092,761

EXCHANGE-TRADED FUNDS - 3.1%
Direxion Daily 20+ Year Treasury Bear 3x Shares ^	2,250	155,565
ProShares UltraShort Real Estate	20,000	1,340,100
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,512,205)		1,495,665

SHORT-TERM INVESTMENTS - 29.7%
MONEY MARKET FUNDS - 29.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.05% +	14,482,319	14,482,319
TOTAL SHORT-TERM INVESTMENTS (Cost $14,482,319)		14,482,319
TOTAL INVESTMENTS (Cost $49,053,307) - 100.3%		48,955,768
Liabilities in Excess of Other Assets - (0.3)%		(122,118)
TOTAL NET ASSETS - 100.0%		$48,833,650

Percentages are stated as a percent of net assets.

^ Non-income producing.
+ The rate shown represents the fund's 7-day yield as of November 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows:

	Orinda SV	Orinda SV	Orinda
	Hedged Equity*	Macro Opps*	Income Opps^

Cost of investments	$139,369,302	$38,019,143	$49,053,307
Gross unrealized appreciation	29,066,025	2,697,660	212,958
Gross unrealized depreciation	(6,942,927)	(2,628,690)	(310,497)
Net unrealized appreciation (depreciation)	$22,123,098	$68,970	$(97,539)

* The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

^ Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at November 30, 2013 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds,closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund's securities as of November 30, 2013.

Orinda SkyView Multi-Manager Hedged Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$20,524,279	$-	$-	$20,524,279
Consumer Staples	3,229,057	-	-	3,229,057
Energy	4,451,283	-	-	4,451,283
Financials	12,233,566	-	-	12,233,566
Health Care	8,978,805	-	-	8,978,805
Industrials	18,521,565	-	-	18,521,565
Information Technology	30,657,896	-	-	30,657,896
Materials	1,523,695	-	-	1,523,695
Telecommunication Services	476,459	-	-	476,459
Utilities	647,837	-	-	647,837
Total Common Stock	101,244,442	-	-	101,244,442
Exchange-Traded Funds	709,974	-	-	709,974
Purchased Options
Call Options	3,780,950	-	-	3,780,950
Put Options	61,143	-	-	61,143
Total Purchased Options	3,842,093	-	-	3,842,093
Short-Term Investments	55,695,891	-	-	55,695,891
Total Investments in Securities	$161,492,400	$-	$-	$161,492,400
Total Securities Sold Short	$43,898,262	$-	$-	$43,898,262
Written Options
Call Options	$230,000	$-	$-	$230,000
Put Options	25,575	-	-	25,575
Total Written Options	$255,575	$-	$-	$255,575

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund's securities as of November 30, 2013:

Orinda SkyView Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$3,234,692	$-	$-	$3,234,692
Consumer Staples	620,415	-	-	620,415
Energy	2,895,032	-	-	2,895,032
Financials	2,122,497	-	-	2,122,497
Health Care	2,417,843	-	-	2,417,843
Industrials	2,733,281	-	-	2,733,281
Information Technology	4,568,084	-	-	4,568,084
Materials	4,761,801	-	-	4,761,801
Telecommunications Services	127,552	-	-	127,552
Total Common Stock	23,481,197	-	-	23,481,197
REITs	397,743	-	-	397,743
Corporate Bonds	-	503,750	-	503,750
Exchange-Traded Funds	3,101,112	-	-	3,101,112
Closed-End Mutual Funds	1,425,682	-	-	1,425,682
Purchased Options
Call Options	1,884	-	-	1,884
Put Options	21,650	-	-	21,650
Total Purchased Options	23,534	-	-	23,534
Short-Term Investments	9,155,094	-	-	9,155,094
Total Investments in Securities	$37,584,362	$503,750	$-	$38,088,112
Total Securities Sold Short	$4,962,542	$1,178,125	$-	$6,140,667
Written Options
Call Options	$2,448	$-	$-	$2,448
Put Options	9,069	-	-	9,069
Total Written Options	$11,517	$-	$-	$11,517
Other Financial Instruments*
Long Futures Contracts	$25,427	$-	$-	$25,427
Short Futures Contracts	4,036	-	-	4,036
Total Other Financial Instruments	$29,463	$-	$-	$29,463

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the fair valuation hierarchy of the Income Opportunities Fund's securities as of November 30, 2013:

Orinda Income Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stock
Financials	$411,940	$-	$-	$411,940
Total Common Stock	411,940	-	-	411,940
REITs	10,309,423	-	-	10,309,423
Convertible Preferred Stocks	163,660	-	-	163,660
Preferred Stocks	22,092,761	-	-	22,092,761
Exchange-Traded Funds	1,495,665	-	-	1,495,665
Short-Term Investments	14,482,319	-	-	14,482,319
Total Investments in Securities	$48,955,768	$-	$-	$48,955,768

Refer to the Funds' Schedules of Investments for a detailed breakout of common stocks by industry classification. Transfers between levels are recognized at November 30, 2013, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Funds during the period ended November 30, 2013.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds' results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the period ended November 30, 2013 for the Hedged Equity Fund were $3,150,893 and $605,414, respectively. The average monthly notional amount of long futures contracts during the period ended November 30, 2013 was $1,172,465.

The average monthly market values of purchased and written options during the period ended November 30, 2013 for the Macro OpportunitiesFund were $365,989 and $175,360, respectively. The average monthly notional amounts of long and short futures contracts during the period ended November 30, 2013 were $10,762,700 and $8,946,145, respectively.

Orinda SkyView Multi-Manager Hedged Equity Fund
Transactions in written options contracts for the period ended November 30, 2013 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	(1,314)	$(150,054)
Options written	(4,590)	(2,024,457)
Options closed	3,664	828,944
Options exercised	800	204,801
Options expired	1,000	72,010
Outstanding at November 30, 2013	(440)	$(1,068,756)

Orinda SkyView Macro Opportunities Fund
Transactions in written options contracts for the period ended November 30, 2013 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(4,220)	(818,042)
Options closed	431	170,090
Options exercised	1,693	147,869
Options expired	1,933	152,827
Outstanding at November 30, 2013	(163)	$(347,256)

Values of Derivative Instruments as of November 30, 2013 for the Orinda SkyView Multi-Manager Hedged Equity Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$3,842,093	Options Written, at fair value	$255,575
Total		$3,842,093		$255,575

Values of Derivative Instruments as of November 30, 2013 for the Orinda SkyView Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$23,534	Options Written, at fair value	$11,517
Commodity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$1,855	Net Assets - unrealized depreciation on futures contracts	$-
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$16,782	Net Assets - unrealized depreciation on futures contracts	$-
Foreign Exchange Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$59,674	Net Assets - unrealized depreciation on futures contracts	$44,409
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$7,085	Net Assets - unrealized depreciation on futures contracts	$11,524
Total		$108,930		$67,450
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 1/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Douglas G. Hess
  Douglas G. Hess, President

Date 1/10/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 1/10/2014

* Print the name and title of each signing officer under his or her signature.